UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-01582

THE 787 FUND, INC.

(Exact name of registrant as specified in charter)

3343 Peachtree Road

Atlanta, Georgia 30326

(Address of principal executive offices)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 432-4320

Date of fiscal year end: October 31

Date of reporting period: November 1, 2007 – January 31, 2008

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of January 31, 2008. The schedules have not been audited.

The 787 Fund, Inc.

Quarterly Report

January 31, 2008

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

THE 787 FUND, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.1%)
Auto Components (0.5%)
Beru AG	16,000	$1,816,756
Modine Manufacturing Co.	30,000	463,200
Tenneco, Inc.*	2,000	52,940

		2,332,896

Automobiles (0.5%)
General Motors Corp.	80,000	2,264,800

Diversified Consumer Services (0.0%)
Career Education Corp.*	6,000	130,440

Hotels, Restaurants & Leisure (3.1%)
Boyd Gaming Corp.	79,000	2,111,670
Churchill Downs, Inc.	42,000	2,140,740
Dover Motorsports, Inc.	100,000	697,000
Gaylord Entertainment Co.*	70,000	2,043,300
Ladbrokes plc	270,000	1,608,041
MGM MIRAGE*	90,000	6,589,800

		15,190,551

Household Durables (1.3%)
Fortune Brands, Inc.	10,000	699,200
Harman International Industries, Inc.	55,000	2,561,350
Nobility Homes, Inc.	5,000	89,900
Skyline Corp.	20,000	582,600
Tele Atlas N.V.*	60,000	2,359,605

		6,292,655

Internet & Catalog Retail (0.2%)
IAC/InterActiveCorp*	30,000	778,200

Leisure Equipment & Products (0.1%)
Fairchild Corp., Class A*	100,000	285,000

Media (10.7%)
Acme Communications, Inc.	66,000	196,020
Cablevision Systems Corp. - New York Group, Class A*	550,000	12,914,000
CBS Corp., Class A	80,000	2,017,600
Clear Channel Communications, Inc.	400,000	12,284,000
Clear Channel Outdoor Holdings, Inc., Class A*	40,000	888,800
Crown Media Holdings, Inc., Class A*	105,000	607,950
Discovery Holding Co., Class A*	40,000	928,800
DISH Network Corp., Class A*	5,000	141,200
E.W. Scripps Co., Class A	6,000	244,320
Emmis Communications Corp., Class A*	80,000	223,200
Fisher Communications, Inc.*	85,000	2,792,250
Gemstar-TV Guide International, Inc.*	180,000	775,800
Granite Broadcasting Corp.*†	254	6,566
Gray Television, Inc.	40,000	303,200
Interactive Data Corp.	5,000	144,750
Interep National Radio Sales, Inc., Class A*	20,000	3,600
Liberty Global, Inc., Class A*	1	40
Liberty Global, Inc., Class C*	1	37
Liberty Media Corp., Capital Series, Class A*	35,000	3,766,700
Lin TV Corp., Class A*	615,000	8,025,750
McClatchy Co., Class A	40,000	430,800
Media General, Inc., Class A	48,000	912,960
PRIMEDIA, Inc.	35,000	285,600
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS S.A.	70,002	$933,474
Salem Communications Corp., Class A	95,000	358,150
Shaw Communications, Inc., Class B	30,000	591,300
Sinclair Broadcast Group, Inc., Class A	80,000	720,000
Triple Crown Media, Inc.*	10,000	48,700
Vivendi S.A.	30,000	1,207,240
Warner Music Group Corp.	25,000	198,750
Young Broadcasting, Inc., Class A*	180,000	144,000

		52,095,557

Multiline Retail (0.0%)
Saks, Inc.*	3,000	54,150

Specialty Retail (0.7%)
CSK Auto Corp.*	150,000	895,500
Midas, Inc.*	90,000	1,584,000
Pier 1 Imports, Inc.*	55,000	376,750
Sally Beauty Holdings, Inc.*	100,000	816,000

		3,672,250

Total Consumer Discretionary		83,096,499

Consumer Staples (8.3%)
Beverages (1.1%)
Koninklijke Grolsch N.V. (CVA)	45,000	3,229,384
Pernod-Ricard S.A.	18,000	1,919,618

		5,149,002

Food & Staples Retailing (0.6%)
BJ’s Wholesale Club, Inc.*	1,000	32,440
Great Atlantic & Pacific Tea Co., Inc.*	40,000	1,194,800
Spartan Stores, Inc.	8,000	140,640
SUPERVALU, Inc.	25,000	751,500
Village Super Market, Inc., Class A	16,000	815,840

		2,935,220

Food Products (6.1%)
Cadbury Schweppes plc (ADR)	320,000	14,198,400
Campbell Soup Co.	30,000	948,300
Flowers Foods, Inc.	3,000	72,000
Griffin Land & Nurseries, Inc.	38,075	1,260,283
Groupe Danone S.A. (ADR)	140,000	2,239,916
H.J. Heinz Co.	50,000	2,128,000
Hershey Co.	35,000	1,267,000
Sara Lee Corp.	455,000	6,397,300
Tootsie Roll Industries, Inc.	53,000	1,323,940

		29,835,139

Personal Products (0.5%)
Alberto-Culver Co.	90,000	2,411,100

Total Consumer Staples		40,330,461

Energy (2.8%)
Energy Equipment & Services (2.2%)
Grant Prideco, Inc.*	160,000	7,964,800
Rowan Cos., Inc.	50,000	1,702,000
RPC, Inc.	80,000	862,400

		10,529,200

Oil, Gas & Consumable Fuels (0.6%)
Anadarko Petroleum Corp.	25,000	1,464,750
Devon Energy Corp.	5,000	424,900
James River Coal Co.*	80,000	979,200
WesternZagros Resources Ltd.*	150,000	321,199

		3,190,049

Total Energy		13,719,249

THE 787 FUND, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (8.5%)
Capital Markets (1.2%)
Bank of New York Mellon Corp.	8,000	$373,040
BKF Capital Group, Inc.*	68,000	149,600
Deutsche Bank AG (Registered)	6,000	675,840
SWS Group, Inc.	300,000	4,605,000

		5,803,480

Commercial Banks (2.0%)
Commerce Bancorp, Inc./ New Jersey	60,000	2,286,600
PNC Financial Services Group, Inc.	40,000	2,624,800
Wachovia Corp.	110,000	4,282,300
Wells Fargo & Co.	12,000	408,120

		9,601,820

Consumer Finance (1.8%)
American Express Co.	20,000	986,400
SLM Corp.	360,000	7,830,000

		8,816,400

Diversified Financial Services (0.7%)
Citigroup, Inc.	120,000	3,386,400

Insurance (1.2%)
Alfa Corp.	10,000	218,900
Argo Group International Holdings Ltd.*	4,000	163,360
CNA Surety Corp.*	100,000	1,783,000
Midland Co.	57,200	3,661,944

		5,827,204

Thrifts & Mortgage Finance (1.6%)
Flushing Financial Corp.	63,000	1,007,370
New York Community Bancorp, Inc.	50,000	927,500
NewAlliance Bancshares, Inc.	94,000	1,156,200
Sovereign Bancorp, Inc.	380,000	4,738,600

		7,829,670

Total Financials		41,264,974

Health Care (16.6%)
Biotechnology (2.0%)
Biogen Idec, Inc.*	11,000	670,450
Pharmion Corp.*	130,000	8,963,500

		9,633,950

Health Care Equipment & Supplies (6.2%)
Advanced Medical Optics, Inc.*	125,000	2,628,750
CONMED Corp.*	50,000	1,215,000
E-Z-Em, Inc.*	600	12,402
Exactech, Inc.*	65,000	1,493,050
Gyrus Group plc*†	25,000	312,948
Hologic, Inc.*	520	33,467
ICU Medical, Inc.*	14,000	397,460
Inverness Medical Innovations, Inc.*	1,500	67,575
Kensey Nash Corp.*	25,000	678,750
Lifecore Biomedical, Inc.*	200,000	3,350,000
Orthofix International N.V.*	4,000	218,720
Osteotech, Inc.*	13,000	76,440
Regeneration Technologies, Inc.*	105,000	840,000
Respironics, Inc.*	270,000	17,687,700
St. Jude Medical, Inc.*	30,000	1,215,300
Thoratec Corp.*	4,000	64,000
Young Innovations, Inc.	2,000	41,500

		30,333,062

Health Care Providers & Services (3.6%)
Chemed Corp.	2,500	128,075
Sierra Health Services, Inc.*	400,000	17,192,000

		17,320,075

Health Care Technology (0.4%)
AMICAS, Inc.*	130,000	364,000
IMS Health, Inc.	60,000	1,433,400

		1,797,400

Life Sciences Tools & Services (3.5%)
Ventana Medical Systems, Inc.*	190,000	$16,919,500

Pharmaceuticals (0.9%)
Allergan, Inc.	34,000	2,284,460
Alpharma, Inc., Class A*	55,000	1,128,600
Bradley Pharmaceuticals, Inc.*	2,000	39,780
Bristol-Myers Squibb Co.	20,000	463,800
Taro Pharmaceuticals Industries Ltd.*	5,000	37,500
UCB S.A.	10,000	486,284
Wyeth	5,000	199,000

		4,639,424

Total Health Care		80,643,411

Industrials (14.6%)
Aerospace & Defense (0.9%)
Herley Industries, Inc.*	285,000	3,528,300
Honeywell International, Inc.	15,000	886,050
Safran S.A.	5,760	94,831

		4,509,181

Building Products (3.0%)
Griffon Corp.*	145,000	1,580,500
Trane, Inc.	285,000	12,762,300

		14,342,800

Commercial Services & Supplies (1.1%)
R.R. Donnelley & Sons Co.	20,000	697,800
Republic Services, Inc.	55,000	1,650,000
Rollins, Inc.	6,000	106,740
School Specialty, Inc.*	8,000	259,680
Waste Industries USA, Inc.	20,500	741,485
Waste Management, Inc.	60,000	1,946,400

		5,402,105

Electrical Equipment (0.7%)
Belden, Inc.	33,000	1,395,900
REpower Systems AG (Registered)*	1,000	203,727
SL Industries, Inc.*	75,800	1,523,580
Thomas & Betts Corp.*	10,000	452,500

		3,575,707

Industrial Conglomerates (0.6%)
Tyco International Ltd.	67,000	2,637,120

Machinery (3.3%)
Ampco-Pittsburgh Corp.	7,000	271,390
Baldwin Technology Co., Inc., Class A*	70,000	220,500
CIRCOR International, Inc.	60,000	2,545,800
Crane Co.	40,000	1,634,800
Flowserve Corp.	24,000	1,970,880
ITT Corp.	60,000	3,565,800
Lindsay Corp.	500	30,510
Navistar International Corp.*	78,000	3,854,425
Tennant Co.	45,000	1,484,550
Watts Water Technologies, Inc., Class A	10,000	296,900

		15,875,555

Trading Companies & Distributors (5.0%)
GATX Corp.	140,000	5,264,000
Kaman Corp.	100,000	2,954,000
Nuco2, Inc.*	3,000	84,630
UAP Holding Corp.	420,000	16,102,800
United Rentals, Inc.*	4,000	73,000

		24,478,430

Total Industrials		70,820,898

THE 787 FUND, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (9.0%)
Computers & Peripherals (0.4%)
Intermec, Inc.*	100,000	$1,992,000

Electronic Equipment & Instruments (1.4%)
Excel Technology, Inc.*	110,000	2,811,600
Park Electrochemical Corp.	20,000	473,600
Tyco Electronics Ltd.	100,000	3,381,000

		6,666,200

IT Services (0.1%)
Affiliated Computer Services, Inc., Class A*	3,500	170,625
Alliance Data Systems Corp.*	1,000	50,570

		221,195

Semiconductors & Semiconductor Equipment (0.0%)
MoSys, Inc.*	55,000	199,650

Software (7.1%)
BEA Systems, Inc.*	500,000	9,345,000
Borland Software Corp.*	100,000	250,000
Cognos, Inc.*	400,000	23,200,000
FalconStor Software, Inc.*	35,000	308,700
GSE Systems, Inc.*	2,830	26,744
NAVTEQ Corp.*	20,000	1,478,000

		34,608,444

Total Information Technology		43,687,489

Materials (6.5%)
Chemicals (2.3%)
Ashland, Inc.	12,000	546,360
Ferro Corp.	100,000	1,768,000
Hercules, Inc.	80,000	1,402,400
Sensient Technologies Corp.	280,000	7,436,800

		11,153,560

Containers & Packaging (1.8%)
Greif, Inc., Class A	8,000	526,400
Greif, Inc., Class B	6,000	366,240
Myers Industries, Inc.	655,000	7,696,250

		8,588,890

Metals & Mining (2.4%)
Alcoa, Inc.	185,000	6,123,500
Barrick Gold Corp.	90,000	4,634,100
Eramet	1,000	516,839
Fording Canadian Coal Trust	5,000	224,450
Gold Fields Ltd. (ADR)	25,000	375,750

		11,874,639

Total Materials		31,617,089

Telecommunication Services (10.7%)
Diversified Telecommunication Services (1.8%)
Asia Satellite Telecommunications Holdings Ltd. (ADR)	44,000	814,000
Cincinnati Bell, Inc.*	500,000	1,940,000
D&E Communications, Inc.	40,000	445,600
Portugal Telecom SGPS S.A. (Registered)	450,000	5,801,353

		9,000,953

Wireless Telecommunication Services (8.9%)
Centennial Communications Corp.*	30,000	171,600
Crown Castle International Corp.*	6,000	217,140
Millicom International Cellular S.A.*	16,000	1,695,040
Rogers Communications, Inc., Class B	10,000	383,100
Rural Cellular Corp., Class A*	470,000	20,750,500
Sprint Nextel Corp.	325,300	3,425,409
SunCom Wireless Holdings, Inc., Class A*	350,000	9,348,500
U.S. Cellular Corp.*	100,000	$7,110,000

		43,101,289

Total Telecommunication Services		52,102,242

Utilities (8.5%)
Electric Utilities (1.7%)
DPL, Inc.	60,000	1,665,600
Endesa S.A	120,000	5,652,315
Northeast Utilities	40,000	1,108,800

		8,426,715

Gas Utilities (0.2%)
Laclede Group, Inc.	1,000	33,580
Southwest Gas Corp	30,000	856,500

		890,080

Independent Power Producers & Energy Traders (0.2%)
Mirant Corp.*	2,032	74,859
NRG Energy, Inc.*	26,000	1,003,340

		1,078,199

Multi-Utilities (6.4%)
Aquila, Inc.*	4,000,000	14,040,000
CH Energy Group, Inc.	32,000	1,234,880
Energy East Corp.	25,000	631,250
Integrys Energy Group, Inc	4,000	194,480
NorthWestern Corp.	260,000	7,514,000
NSTAR	40,000	1,297,200
Puget Energy, Inc.	225,000	5,883,750
Suez S.A. (VVPR)*	60,000	892

		30,796,452

Total Utilities		41,191,446

Total Common Stocks (102.6%) (Cost $519,488,516)		498,473,758

	Number of Warrants
WARRANTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Granite Broadcasting Corp.,
Series A, expiring 6/4/12*	636	318
Series B, expiring 6/4/12*	636	318

Total Consumer Discretionary		636

Utilities (0.0%)
Independent Power Producers & Energy Traders (0.0%)
Mirant Corp.,
Series A, expiring 1/3/11*	6,526	108,658

Total Utilities		108,658

Total Warrants (0.0%) (Cost $8,798)		109,294

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (4.0%)
JPMorgan Chase Nassau
2.76%, 2/1/08 (Amortized Cost $19,252,682)	$19,252,682	19,252,682

Total Investments (106.6%) (Cost/Amortized Cost $538,749,996)		517,835,734
Other Assets Less Liabilities (-6.6%)		(32,103,183)

Net Assets (100%)		$485,732,551

THE 787 FUND, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2008 (Unaudited)

*	Non-income producing.

†	Securities (totaling $319,514 or 0.07% of net assets) valued at fair value.

Glossary:

ADR	— American Depositary Receipt

CVA	— Dutch Certification

VVPR	— Verlaagde Vooheffing Precompte Reduit

Investment security transactions for the three months ended January 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$277,863,973
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$360,313,667

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,438,375
Aggregate gross unrealized depreciation	(57,700,979)

Net unrealized depreciation	$(23,262,604)

Federal income tax cost of investments	$541,098,338

For the three months ended January 31, 2008, the Fund incurred approximately $126,686 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

THE 787 FUND, INC.

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2008 (Unaudited)

Note 1 Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Board of Directors (“Directors”).

Pursuant to procedures approved by the Directors, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Directors, in The 787 Fund, Inc.’s (“787”) calculation of net asset value for the Fund when 787’s manager deems that the particular event or circumstance would materially affect the Fund’s net asset value. See Note 2 for information regarding the change in the Fund’s manager.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on debt securities using the effective yield method) is accrued daily.

Foreign Currency Valuation:

The books and records of 787 are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or

THE 787 FUND, INC.

NOTES TO PORTFOLIO OF INVESTMENT — (Continued)

January 31, 2008 (Unaudited)

paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For the Fund, the Directors have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade and liquid debt securities at least equal at all times to the market value of the security loaned. The securities loaned are marked to market on a daily basis to ensure the collateral is sufficient. JPMorgan will indemnify the Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Fund and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income.

Illiquid Securities:

At times, the Fund may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Fund will be able to do so. In addition, the Fund may incur certain costs related to the disposition of such securities. Any securities that Enterprise Capital Management, Inc. has deemed to be illiquid have been denoted as such in the Portfolio of Investments.

Repurchase Agreements:

The Fund may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which the Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by the Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. The Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

The Fund may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. The Fund may purchase and sell exchange traded options on foreign currencies. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options

THE 787 FUND, INC.

NOTES TO PORTFOLIO OF INVESTMENT — (Continued)

January 31, 2008 (Unaudited)

that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, the Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. The Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Fund, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

The Fund may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with 787’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Fund are agreements to buy or sell a financial instrument for a set price in the future. The Fund may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Fund’s securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund enters into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. The Fund had no futures contracts outstanding at January 31, 2008.

THE 787 FUND, INC.

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

January 31, 2008 (Unaudited)

The Fund may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if it designates the segregation, either on its records or with 787’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to the Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

The Fund may purchase foreign currency on a spot (or cash) basis. In addition, the Fund may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Fund is subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

The Fund may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with 787’s custodian, of cash or other liquid obligations. The Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by 787’s Board of Directors. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. The Fund had no swap contracts outstanding at January 31, 2008.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Fund, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

THE 787 FUND, INC.

NOTES TO PORTFOLIO OF INVESTMENTS — (Concluded)

January 31, 2008 (Unaudited)

The Fund may invest a high percentage of its assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 2 Subsequent Events:

At special shareholder meetings held on March 7, 2008, the shareholders of the Fund approved a new investment advisory agreement between the Fund and Gabelli Funds, LLC, and a new Board of Directors for the Fund. The new investment advisory agreement became effective and the new Board of Directors took office on March 11, 2008. As a result, effective March 11, 2008, Gabelli Funds, LLC replaced Enterprise Capital Management, Inc. as the investment manager to the Fund and the name of the Fund changed from the AXA Enterprise Mergers and Acquisitions Fund to the Enterprise Mergers and Acquisitions Fund.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The 787 Fund, Inc.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President
March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Chief Executive Officer
March 31, 2008

By:	/s/ Agnes Mullady
Agnes Mullady
Chief Financial Officer and Treasurer
March 31, 2008